RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

22. RELATED PARTIES

The following discussion summarizes activity between the Company and related parties.

In 2015, the Company entered into a building lease agreement for the headquarters of Forafric Maroc, a wholly owned subsidiary. The Company’s Parent owns 100% of the company that owns the building. Total rent is approximately $420 per year.

Millcorp provides 100% of the imported grain to the Company. The purchases incurred were $147,284, $207,188, and $141,565 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company’s amounts due from related parties were $1,358 and $2,366 as of December 31, 2023, and 2022, respectively.

The Company’s loans due to related parties were $1,486 and $1,801 as of December 31, 2023, and 2022, respectively.

Moreover, the Company owed the Lighthouse Capital Limited $8 million as part of the consideration paid in consideration for the business combination consummated in 2022 with interest accruing at the rate of 8% per annum from June 8, 2022. The total outstanding consideration payable to Lighthouse Capital Limited amounts to $8,840, and $8,200 for the years ended December 31, 2023, and 2022, respectively. These amounts are recorded within accrued expenses.

The Company has not entered into any significant transactions with other related parties.